Cover	Mar. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 05, 2025
Entity Registrant Name	Expensify, Inc.
Entity Incorporation, State	DE
Entity File Number	001-41043
Entity Tax Identification Number	27-0239450
Entity Address, Street	401 SW 5th Ave
Entity Address, City	Portland
Entity Address, State	OR
Entity Address, Postal Zip Code	97204
City Area Code	971
Local Phone Number	365-3939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock, par value $0.0001 per share
Trading Symbol(s)	EXFY
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001476840
Amendment Flag	false